SCHEDULE OF OPERATING LEASE MATURITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Lease
Year 1	$ 1,466	¥ 10,251	$ 1,075	¥ 7,849
Year 2	453	3,168	578	4,219
Year 3	158	1,103	181	1,321
Total future lease payments	2,077	14,522	1,834	13,389
Less: Imputed interest	379	2,644	385	2,815
Total lease liability balance	$ 1,698	¥ 11,878	$ 1,449	¥ 10,574